Cash and cash equivalents and investment securities (Tables)	6 Months Ended
Jun. 30, 2026
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Schedule of Cash and Cash Equivalents

Million US dollar	30 June 2026	31 December 2025

Short-term bank deposits	3 030	6 248
Cash and bank accounts	4 628	5 390
Cash and cash equivalents	7 658	11 638
Bank overdrafts	(29)	(14)
Cash and cash equivalents in the statement of cash flows	7 629	11 623

Summary Of Investments In Short term Debt Securities

Million US dollar	30 June 2026	31 December 2025

Investment in equity securities	145	134
Investment in debt securities	20	27
Non-current investments	166	161

Investment in debt securities	353	306
Current investments	353	306